Business combination (Details 1) ¥ in Thousands, $ in Thousands	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	May 31, 2017 CNY (¥)	May 31, 2017 USD ($)	Dec. 31, 2016 CNY (¥)
Cash and cash equivalents			¥ 345,466	$ 53,097
Prepayments and other current assets			17,049	2,620
Property and equipment, net			8,617	1,324
Intangible assets:
Trademark			20,200	3,105
User base			2,100	323
Goodwill	¥ 120,510	$ 18,522	105,219	16,172	¥ 15,291
Accounts Payable			(80)	(12)
Accrued expenses and other current liabilities			(26,026)	(4,000)
Deferred tax liabilities			(3,345)	(514)
Total fair value of Jiedian			469,200	72,115
Fair value of redeemable noncontrolling interests			(169,200)	(26,006)
Total fair value of purchase price consideration			¥ 300,000	$ 46,109